Other Comprehensive Income (Details) - Schedule of Analysis of Other Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Analysis of Other Comprehensive Income [Abstract]
Beginning balance	S/ (97,126)	S/ (68,564)	S/ (62,909)
Credit (debit) for the year	28,751	(28,562)	(5,655)
Ending balance	28,751	(97,126)	(68,564)
Foreign currency translations adjustment [Member]
Schedule of Analysis of Other Comprehensive Income [Abstract]
Beginning balance	(87,168)	(66,354)	(61,124)
Credit (debit) for the year	28,918	(20,814)	(5,230)
Ending balance	28,918	(87,168)	(66,354)
Increase in fair value of available-for sale assets [Member]
Schedule of Analysis of Other Comprehensive Income [Abstract]
Beginning balance		7,461	7,461
Credit (debit) for the year		(7,461)
Ending balance			7,461
Exchange difference from net investment in a foreign operation [Member]
Schedule of Analysis of Other Comprehensive Income [Abstract]
Beginning balance	(9,958)	(9,671)	(9,246)
Credit (debit) for the year	(167)	(287)	(425)
Ending balance	S/ (167)	S/ (9,958)	S/ (9,671)